Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended
	Mar. 13, 2023	Jul. 26, 2023	Jun. 30, 2023	Jul. 31, 2023	Jul. 28, 2023	Apr. 30, 2023	Mar. 31, 2023
Equity [Line Items]
Treasury stock acquired (in shares)			5,057,892
Shares repurchased, price per share (in dollars per share)			$ 58.54
Share repurchase program, authorized amount						$ 500,000	$ 500,000
Subsequent event
Equity [Line Items]
Treasury stock acquired (in shares)		956,824
Shares repurchased, price per share (in dollars per share)		$ 63.85
Share repurchase program, authorized amount				$ 500,000	$ 500,000
Related Party | General Electric
Equity [Line Items]
Treasury stock acquired (in shares)	8,788,890		1,512,926
Shares repurchased, price per share (in dollars per share)	$ 56.89		$ 58.96
Related Party | General Electric | Secondary Public Offering
Equity [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	23,000,000
Secondary Offering | Related Party | General Electric
Equity [Line Items]
Stock repurchase program, authorized per share amount (in dollars per share)	$ 58.50